Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Net income	$ 6,106,813	$ 7,615,270	$ 6,577,522
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	(247,092)	(97,086)	(283,106)
Remeasurement of post-employment benefit obligations of assets held for sale	(3,445)
Warrants issued by UHI, net of hedge	257,306	(1,347,698)	(280,447)
Open Ended Fund, net of hedge	(351,202)	215,957	1,008,675
Other equity instruments	(794,624)	603,766
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	(98,422)	(859,032)	334,097
Cash flow hedges	(1,521,912)	174,532	231,758
Other financial assets	111	(111)
Share of other comprehensive loss of associates and joint ventures	(236,159)	(47,313)	(60,340)
Other comprehensive (loss) income before income taxes	(2,995,439)	(1,356,985)	950,637
Income tax benefit (expense)	704,164	336,102	(366,036)
Other comprehensive (loss) income	(2,291,275)	(1,020,883)	584,601
Total comprehensive income	3,815,538	6,594,387	7,162,123
Total comprehensive income attributable to:
Stockholders of the Company	2,356,623	5,009,822	5,161,859
Non-controlling interests	1,458,915	1,584,565	2,000,264
Total comprehensive income	$ 3,815,538	$ 6,594,387	$ 7,162,123